Form N-1A Supplement	Oct. 14, 2025
Invesco NASDAQ Future Gen 200 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO EXCHANGE-TRADED FUND TRUST ii
SUPPLEMENT DATED October 14, 2025 TO THE PROSPECTUSES
DATED December 20, 2024, OF:
Invesco NASDAQ Future Gen 200 ETF (QQQS)
(the “Fund”)
The Fund’s classification has changed from “non-diversified” to “diversified,” and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in the Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.